Annual Total Returns - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - FidelityFlexMidCapIndexFundFidelityFlexSmallCapIndexFund-ComboPRO - Fidelity Flex Small Cap Index Fund	Jun. 29, 2024
Bar Chart Table:
Annual Return, Inception Date	Mar. 09, 2017
Fidelity Flex Small Cap Index Fund
Bar Chart Table:
Annual Return 2018	(11.03%)
Annual Return 2019	25.69%
Annual Return 2020	20.05%
Annual Return 2021	14.86%
Annual Return 2022	(20.29%)
Annual Return 2023	17.13%